PGIM S&P 500 Buffer 12 ETF - August
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $125,498)(wb)	125,498	$125,498
Options Purchased*~ 103.2%
(cost $13,821,066)		14,566,416

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $13,946,564)		14,691,914
Options Written*~ (4.1)%
(premiums received $555,877)		(571,201)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $13,390,687)		14,120,713
Liabilities in excess of other assets (0.0)%		(5,810)

Net Assets 100.0%		$14,114,903

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32		209		21	$14,269,053
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		209		21	297,363
Total Options Purchased (cost $13,821,066)								$14,566,416
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$721.01		209		21	$(436,584)
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$556.23		209		21	(134,617)
Total Options Written (premiums received $555,877)								$(571,201)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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